ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	$ 6,755,003	$ 6,572,534	$ 7,748,960
Total other comprehensive (loss) income, net of income taxes	(877)	2,699	(18,776)
Balance at end of period	6,278,973	6,755,003	6,572,534
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(10,266)	(13,186)	4,397
Balance at end of period	(12,703)	(10,266)	(13,186)
Foreign Currency Translation Adjustment including portion attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income before reclassifications	(3,875)	2,915	(17,636)
Amounts reclassified to earnings	1,427	0	42
Total other comprehensive (loss) income, net of income taxes	(2,448)	2,915	(17,594)
Foreign Currency Translation Adjustment attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Total other comprehensive (loss) income, net of income taxes	11	5	11
Unrealized (Losses) Gains On Interest Rate Swaps
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(696)	0
Balance at end of period	1,307	(696)	0
Tax provision (benefit) on accumulated other comprehensive loss	400	(200)
Unrealized (Losses) Gains On Interest Rate Swaps including portion attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income before reclassifications	6,785	2,958
Amounts reclassified to earnings	(4,782)	(3,654)
Total other comprehensive (loss) income, net of income taxes	2,003	(696)
Unrealized (Losses) Gains On Interest Rate Swaps attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Total other comprehensive (loss) income, net of income taxes	0	0
Unrealized Gains (Losses) On Available-For-Sale Marketable Debt Securities
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	20	53	0
Balance at end of period	0	20	53
Tax provision (benefit) on accumulated other comprehensive loss		100	100
Unrealized Gains (Losses) on Available-for-Sale Debt Securities including Portion Attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income before reclassifications	(20)	(33)	53
Amounts reclassified to earnings	0	0	0
Total other comprehensive (loss) income, net of income taxes	(20)	(33)	53
Unrealized Gains (Losses) on Available-for-Sale Debt Securities attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Total other comprehensive (loss) income, net of income taxes	0	0	0
Accumulated Other Comprehensive (Loss) Income
Accumulated Other Comprehensive Income (Loss)
Balance at beginning of period	(10,942)	(13,133)	4,397
Balance at end of period	(11,396)	(10,942)	(13,133)
Accumulated Other Comprehensive Income (Loss) including portion attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Other comprehensive (loss) income before reclassifications	2,890	5,840	(17,583)
Amounts reclassified to earnings	(3,355)	(3,654)	42
Total other comprehensive (loss) income, net of income taxes	(465)	2,186	(17,541)
Accumulated Other Comprehensive Income (Loss) attributable to Noncontrolling Interest
Accumulated Other Comprehensive Income (Loss)
Total other comprehensive (loss) income, net of income taxes	$ 11	$ 5	$ 11